Capital and financial risk management - Capital management (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital and financial risk management
Cash and cash equivalents	£ 1,044	£ 684	£ 414
Short-term borrowings	(656)	(437)
Long-term borrowings	(8,800)	(10,003)
Derivative financial assets associated with long-term borrowings	69	44
Derivative financial liabilities associated with long-term borrowings	(169)	(181)
Total equity	(16,729)	(16,457)	£ (26,480)	£ (26,223)
Total Capital	£ 8,217	£ 6,564